Accrued Liabilities and Other and Other Long-Term Liabilities Accrued Liabilities and Other and Other Long-Term Liabilities - Schedule of Other Long-Term Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Contract with Customer, Liability, Noncurrent	$ 21,966	$ 23,732
Asset Retirement Obligations, Noncurrent	7,590	37,996
Liability, Defined Benefit Pension Plan, Noncurrent	10,365	9,172
Derivative Liability, Noncurrent	25,911	33,566
Unrecognized Tax Benefits	71,198	70,738	$ 45,258	$ 62,958
Long-term operating lease liabilities (note 5)	3,937	29,182
Other Sundry Liabilities, Noncurrent	1,471	1,689
Other long-term liabilities	159,292	198,107
Other Long-term Liabilities
Guarantee Liability Non Current	10,279	11,818
Unrecognized Tax Benefits	71,198	70,738
Office Building [Member]
Long-term operating lease liabilities (note 5)	$ 10,512	$ 9,396